Gulf of Mexico oil spill - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended		99 Months Ended
		Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) state	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before interest and taxation		$ 5,556	$ 1,469	$ 10,051	$ 4,097
Finance costs	[1]	535	487	1,088	947
Cumulative charges for claims, associated administration costs, and finance costs		(4,990)	(928)	(8,901)	(3,043)
Increase (decrease) in cash and cash equivalents		57	524	3,390	214
Net cash outflow from operating activities		(6,306)	(4,890)	$ (9,952)	(7,004)
Other payables, period				9 years
Gulf of Mexico Oil Spill
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before interest and taxation		(433)	(347)	$ (519)	(382)
Finance costs		118	121	238	247
Cumulative charges for claims, associated administration costs, and finance costs		551	468	757	629	$ 66,522
Net cash outflow from operating activities		707	$ 2,025	$ 2,421	$ 4,319
Number of gulf coast states approved by the federal district court included in the agreements (state) | state				5
Production And Manufacturing Expenses, Excluding Taxes [Member] | Gulf of Mexico Oil Spill
Disclosure Of Condensed Financial Statements [Line Items]
Business economic loss claims, post-tax		193
Litigation and claims costs, other, net of tax		126
Consent Decree And Settlement Agreement [Member] | Gulf of Mexico Oil Spill
Disclosure Of Condensed Financial Statements [Line Items]
Increase (decrease) in cash and cash equivalents		$ 550

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.